UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719

                            The GAMCO Westwood Funds
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)



       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                               VALUE
-----------                                                         ------------
              COMMON STOCKS -- 69.6%
              AEROSPACE -- 1.0%
     46,000   Herley Industries Inc.+                               $    610,880
        500   Innovative Solutions & Support Inc.+                         3,225
                                                                    ------------
                                                                         614,105
                                                                    ------------
              AGRICULTURE -- 0.7%
        225   J.G. Boswell Co.                                           209,250
        792   Limoneira Co.                                              217,800
                                                                    ------------
                                                                         427,050
                                                                    ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.4%
        400   Amerityre Corp.+                                               520
     50,000   Earl Scheib Inc.+                                          148,750
     24,000   Midas Inc.+                                                324,000
     19,000   Proliance International Inc.+                               18,050
      2,000   Puradyn Filter Technologies Inc.+                              540
    197,000   Standard Motor Products Inc.                             1,607,520
                                                                    ------------
                                                                       2,099,380
                                                                    ------------
              AVIATION: PARTS AND SERVICES -- 1.2%
        800   Curtiss-Wright Corp.                                        35,792
      6,200   Kaman Corp.                                                141,112
    265,410   The Fairchild Corp., Cl. A+                                560,015
                                                                    ------------
                                                                         736,919
                                                                    ------------
              BROADCASTING -- 1.7%
     60,000   Acme Communications Inc.+                                   82,800
     24,500   Beasley Broadcast Group Inc., Cl.A                         111,965
     50,000   Citadel Broadcasting Corp.                                  61,000
     45,000   Crown Media Holdings Inc., Cl. A+                          213,300
     20,000   Equity Media Holdings Corp.+                                14,400
     13,500   Fisher Communications Inc.+                                464,940
        924   Granite Broadcasting Corp.+                                  6,018
     23,000   Gray Television Inc.                                        66,010
     14,000   Salem Communications Corp., Cl. A                           27,580
     35,000   Young Broadcasting Inc., Cl. A+                              4,900
                                                                    ------------
                                                                       1,052,913
                                                                    ------------
              BUILDING AND CONSTRUCTION -- 0.4%
      4,000   Huttig Building Products Inc.+                               7,240
      7,000   Material Sciences Corp.+                                    56,700
      6,400   The Monarch Cement Co.                                     191,040
                                                                    ------------
                                                                         254,980
                                                                    ------------
              BUSINESS SERVICES -- 2.8%
    200,000   AMICAS Inc.+                                               568,000
     28,000   ANC Rental Corp.+                                                8
        103   Chazak Value Corp.+                                            200
     99,000   Edgewater Technology Inc.+                                 476,190
      1,000   HireRight Inc.+                                             17,100
     67,500   Nashua Corp.+                                              675,000
        500   StarTek Inc.+                                                4,700
                                                                    ------------
                                                                       1,741,198
                                                                    ------------
              CABLE -- 0.0%
     90,000   Adelphia Communications Corp.,
                 Cl. A+ (a)                                                    0
     90,000   Adelphia Communications Corp.,
                 Cl. A, Escrow+ (a)                                            0

                                                                       MARKET
   SHARES                                                               VALUE
-----------                                                         ------------
      2,500   Outdoor Channel Holdings Inc.+                        $     17,450
                                                                    ------------
                                                                          17,450
                                                                    ------------
              CLOSED-END BUSINESS DEVELOPMENT COMPANY -- 0.6%
     27,000   MVC Capital Inc.                                           369,630
                                                                    ------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
     11,200   Communications Systems Inc.                                120,400
      4,000   Technical Communications Corp.+                             23,800
     40,000   ViewCast.com Inc.+                                          13,200
                                                                    ------------
                                                                         157,400
                                                                    ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.5%
     19,000   Furmanite Corp.+                                           151,620
      1,910   Gemalto NV+                                                 69,544
        834   Prosoft Learning Corp.+ (a)                                      0
    850,000   StorageNetworks Inc., Escrow+ (a)                           25,500
      1,000   Tumbleweed Communications Corp.+                             2,620
      3,000   Tyler Technologies Inc.+                                    40,710
                                                                    ------------
                                                                         289,994
                                                                    ------------
              CONSUMER PRODUCTS -- 1.5%
     16,000   Adams Golf Inc.+                                            86,400
      1,000   Ducati Motor Holding SpA, ADR+                              25,792
      5,000   Levcor International Inc.+                                     775
      4,500   Marine Products Corp.                                       29,700
        300   National Presto Industries Inc.                             19,254
    133,400   Schiff Nutrition International Inc.                        747,040
     41,530   Syratech Corp.+                                                830
                                                                    ------------
                                                                         909,791
                                                                    ------------
              CONSUMER SERVICES -- 0.0%
      1,000   Collectors Universe Inc.                                     8,110
                                                                    ------------
              DIVERSIFIED INDUSTRIAL -- 4.9%
      6,500   Ampco-Pittsburgh Corp.                                     289,120
        200   Burnham Holdings Inc., Cl. A                                 2,645
     25,000   Haulotte Group                                             364,880
     35,000   Hawk Corp., Cl. A+                                         651,000
     94,000   Katy Industries Inc.+                                      183,300
     95,000   Magnetek Inc.+                                             401,850
     20,000   National Patent Development Corp.+                          44,000
     10,000   RWC Inc.+                                                   17,500
    431,000   Stamford Industrial Group Inc.+                            711,150
     38,000   Tech/Ops Sevcon Inc.                                       279,300
     23,000   WHX Corp.+                                                  34,270
                                                                    ------------
                                                                       2,979,015
                                                                    ------------
              EDUCATIONAL SERVICES -- 0.0%
      1,200   Universal Technical Institute Inc.+                         14,952
                                                                    ------------
              ELECTRONICS -- 2.7%
     50,000   Alliance Semiconductor Corp.                                42,750
      4,000   Bel Fuse Inc., Cl. A                                       112,000
     65,300   California Micro Devices Corp.+                            203,083
     28,000   CTS Corp.                                                  281,400
     70,000   IntriCon Corp.+                                            588,000
      5,000   Methode Electronics Inc.                                    52,250
      1,000   Schmitt Industries Inc.+                                     6,000
     20,000   SIRIT Inc.+                                                  4,021
     19,000   Stoneridge Inc.+                                           324,140
        178   Trimble Navigation Ltd.+                                     6,369

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                               VALUE
-----------                                                         ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
      3,500   Zoran Corp.+                                          $     40,950
                                                                    ------------
                                                                       1,660,963
                                                                    ------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.1%
      9,300   Maine & Maritimes Corp.+                                   394,320
     11,050   Unitil Corp.                                               299,566
                                                                    ------------
                                                                         693,886
                                                                    ------------
              ENERGY AND UTILITIES: INTEGRATED -- 1.9%
     25,000   Aquila Inc.+                                                94,250
     49,950   Florida Public Utilities Co.                               594,405
      6,000   MGE Energy Inc.                                            195,720
        800   Pardee Resources Co. Inc.                                  228,400
     95,200   Progress Energy Inc., CVO+ (a)                              31,416
     10,000   ProSep Inc.+                                                 3,432
                                                                    ------------
                                                                       1,147,623
                                                                    ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.2%
      7,400   Chesapeake Utilities Corp.                                 190,328
     30,000   Corning Natural Gas Corp.+                                 491,250
      2,000   EnergySouth Inc.                                            98,120
      2,000   Evergreen Energy Inc.+                                       3,480
     31,200   PetroCorp Escrow Shares+ (a)                                 1,872
     16,500   RGC Resources Inc.                                         467,692
     20,300   U.S. Energy Corp.                                           62,524
                                                                    ------------
                                                                       1,315,266
                                                                    ------------
              ENERGY AND UTILITIES: SERVICES -- 1.8%
      9,500   Acergy SA, ADR                                             211,470
        950   Covanta Holding Corp.+                                      25,356
     53,000   RPC Inc.                                                   890,400
                                                                    ------------
                                                                       1,127,226
                                                                    ------------
              ENERGY AND UTILITIES: WATER -- 1.0%
      4,500   Artesian Resources Corp., Cl. A                             82,755
      2,500   California Water Service Group                              81,925
      4,000   Consolidated Water Co. Ltd.                                 79,200
      5,700   Middlesex Water Co.                                         94,563
      2,500   Pennichuck Corp.                                            57,875
      8,000   SJW Corp.                                                  211,200
                                                                    ------------
                                                                         607,518
                                                                    ------------
              ENTERTAINMENT -- 1.4%
     12,500   Canterbury Park Holding Corp.                              113,750
      1,802   Chestnut Hill Ventures+ (a)                                 50,733
     34,000   Dover Motorsports Inc.                                     173,060
     20,500   Jetix Europe NV                                            519,004
        800   LodgeNet Entertainment Corp.+                                3,928
     20,000   Triple Crown Media Inc.+                                     9,400
                                                                    ------------
                                                                         869,875
                                                                    ------------
              ENVIRONMENTAL CONTROL -- 0.1%
     10,000   BioteQ Environmental Technologies Inc.+                     31,382
        500   Sharps Compliance Corp.+                                     1,375
                                                                    ------------
                                                                          32,757
                                                                    ------------
              EQUIPMENT AND SUPPLIES -- 7.6%
    130,800   Baldwin Technology Co. Inc., Cl. A+                        310,650
     15,000   Capstone Turbine Corp.+                                     62,850
     21,500   Cherokee International Corp.+                               38,055
     17,000   Core Molding Technologies Inc.+                            118,065

                                                                       MARKET
   SHARES                                                               VALUE
-----------                                                         ------------
      6,100   Fedders Corp.+                                        $         43
      1,000   Genoil Inc.+                                                   421
     10,000   Gerber Scientific Inc.+                                    113,800
      8,500   Gildemeister AG                                            240,758
      4,000   GrafTech International Ltd.+                               107,320
     40,000   Industrial Distribution Group Inc.+                        479,600
     20,000   L.S. Starrett Co., Cl. A                                   472,800
     20,000   Maezawa Kyuso Industries Co. Ltd.                          355,606
      7,000   Met-Pro Corp.                                               93,450
      9,000   Mine Safety Appliances Co.                                 359,910
     17,600   SL Industries Inc.+                                        268,400
      1,000   SRS Labs Inc.+                                               6,450
      5,000   The Eastern Co.                                             76,000
    170,000   TransAct Technologies Inc.+                              1,407,600
      9,000   Vicor Corp.                                                 89,820
        500   Watts Water Technologies Inc., Cl. A                        12,450
                                                                    ------------
                                                                       4,614,048
                                                                    ------------
              FINANCIAL SERVICES -- 9.5%
      2,000   Bank of Florida Corp.+                                      14,500
     16,100   Berkshire Bancorp Inc.                                     214,452
         75   Burke & Herbert Bank and Trust Co.                         100,875
     26,000   Crazy Woman Creek Bancorp Inc.                             504,400
    181,000   Epoch Holding Corp.                                      1,648,910
         13   Farmers & Merchants Bank of Long Beach                      62,400
      6,000   Fidelity Southern Corp.                                     28,020
     30,300   Flushing Financial Corp.                                   574,185
      7,400   Gateway Financial Holdings Inc.                             56,758
         10   Guaranty Corp., Cl. A+                                     161,250
     40,000   Integrity Mutual Funds Inc.+                                14,000
     70,000   Ladenburg Thalmann Financial Services Inc.+                105,700
      7,000   Nara Bancorp Inc.                                           75,110
     11,055   New York Community Bancorp Inc.                            197,221
      5,697   Northrim BanCorp Inc.                                      103,514
      7,400   Oritani Financial Corp.+                                   118,400
      6,400   Parish National Corp.                                      857,600
      9,167   Patriot National Bancorp Inc.                              139,797
      5,000   Provident New York Bancorp                                  55,300
      5,000   Seacoast Banking Corp. of Florida                           38,800
        116   Sunwest Bank+                                              307,400
     19,000   SWS Group Inc.                                             315,590
      1,000   TIB Financial Corp.                                          6,060
      9,000   Wilshire Bancorp Inc.                                       77,130
                                                                    ------------
                                                                       5,777,372
                                                                    ------------
              FOOD AND BEVERAGE -- 1.6%
      1,000   Andrew Peller Ltd., Cl. A                                   10,003
      2,500   Boston Beer Co. Inc., Cl. A+                               101,700
      4,000   Genesee Corp., Cl. A+ (a)                                        0
     30,100   Genesee Corp., Cl. B+ (a)                                        0
      1,100   Hanover Foods Corp., Cl. A+                                100,925
      2,000   J & J Snack Foods Corp.                                     54,820
     40,000   Lifeway Foods Inc.+                                        475,600
     14,000   MGP Ingredients Inc.                                        81,200
      7,000   Rock Field Co. Ltd.                                         92,226
        900   Scheid Vineyards Inc., Cl. A+                               30,667
      1,000   The Inventure Group Inc.+                                    1,720
      6,400   Willamette Valley Vineyards Inc.+                           32,960
                                                                    ------------
                                                                         981,821
                                                                    ------------
              HEALTH CARE -- 6.7%
     18,000   AFP Imaging Corp.+                                           5,040
      2,000   Alpharma Inc., Cl. A+                                       45,060
     59,000   BioLase Technology Inc.+                                   201,780
     10,000   Boiron SA                                                  344,806

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                               VALUE
-----------                                                         ------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
      1,000   Bruker Corp.+                                         $     12,850
     23,000   Continucare Corp.+                                          54,050
     96,000   Del Global Technologies Corp.+                             163,200
      5,000   DexCom Inc.+                                                30,200
      1,000   Elite Pharmaceuticals Inc., Cl. A+                             530
      8,000   Exactech Inc.+                                             205,680
     22,000   Heska Corp.+                                                26,400
     12,000   I-Flow Corp.+                                              121,800
      4,000   ICU Medical Inc.+                                           91,520
      5,000   Inverness Medical Innovations Inc.+                        165,850
     10,000   Langer Inc.+                                                12,900
     40,000   Matrixx Initiatives Inc.+                                  666,400
     10,000   Monogram Biosciences Inc.+                                  11,000
     21,000   Neogen Corp.+                                              480,690
      2,500   NMT Medical Inc.+                                           11,675
      6,000   Opko Health Inc.+                                            9,120
      1,000   Orthofix International NV+                                  28,950
      6,000   Pain Therapeutics Inc.+                                     47,400
     10,000   PreMD Inc.+                                                  3,250
     20,000   Quidel Corp.+                                              330,400
     37,415   RTI Biologics Inc.+                                        327,381
        200   Sirona Dental Systems Inc.+                                  5,184
     87,000   Sonic Innovations Inc.+                                    290,580
      1,000   ThermoGenesis Corp.+                                         1,400
     16,000   Third Wave Technologies Inc.+                              178,560
     16,000   United-Guardian Inc.                                       186,400
      3,000   Young Innovations Inc.                                      62,460
                                                                    ------------
                                                                       4,122,516
                                                                    ------------
              HOTELS AND GAMING -- 1.2%
      4,000   Dover Downs Gaming & Entertainment Inc.                     25,680
      2,000   Florida Gaming Corp.+                                       21,100
      8,500   Multimedia Games Inc.+                                      37,570
     26,300   Sonesta International Hotels Corp., Cl. A                  659,604
                                                                    ------------
                                                                         743,954
                                                                    ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.3%
     90,000   Cavalier Homes Inc.+                                       177,300
      8,000   Cavco Industries Inc.+                                     261,840
     15,000   Coachmen Industries Inc.+                                   31,800
      9,000   Nobility Homes Inc.                                        143,550
     13,000   Palm Harbor Homes Inc.+                                     71,890
      5,000   Skyline Corp.                                              117,500
                                                                    ------------
                                                                         803,880
                                                                    ------------
              METALS AND MINING -- 0.0%
    615,000   Royal Oak Mines Inc.+ (a)                                        0
      4,000   Uranium Resources Inc.+                                     14,760
                                                                    ------------
                                                                          14,760
                                                                    ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
        700   Keweenaw Land Association Ltd.                             161,700
                                                                    ------------
              PHARMACEUTICALS -- 0.0%
      1,000   Bentley Pharmaceuticals Inc.+                               16,150
                                                                    ------------
              PUBLISHING -- 0.1%
     14,001   PRIMEDIA Inc.                                               65,245
                                                                    ------------
              REAL ESTATE -- 1.7%
      7,300   Bresler & Reiner Inc.                                      149,833
      6,000   Capital Properties Inc., Cl. A                             132,750

                                                                       MARKET
   SHARES                                                               VALUE
-----------                                                         ------------
     15,900   Griffin Land & Nurseries Inc.                         $    488,130
      3,000   Gyrodyne Co. of America Inc.+                              104,250
        800   Holobeam Inc.+                                              22,840
      5,900   Reading International Inc., Cl. A+                          45,725
      6,800   Reading International Inc., Cl. B+                          62,900
      2,508   Royalty LLC+ (a)(b)                                          4,685
                                                                    ------------
                                                                       1,011,113
                                                                    ------------
              RESTAURANTS -- 0.6%
     19,200   Nathan's Famous Inc.+                                      292,032
     10,000   The Steak n Shake Co.+                                      63,300
                                                                    ------------
                                                                         355,332
                                                                    ------------
              RETAIL -- 0.5%
      4,000   Bowlin Travel Centers Inc.+                                  6,300
     40,000   CoolBrands International Inc.+                              32,559
     10,000   Movado Group Inc.                                          198,000
      2,000   Village Super Market Inc., Cl. A                            77,160
                                                                    ------------
                                                                         314,019
                                                                    ------------
              SPECIALTY CHEMICALS -- 2.7%
    267,226   General Chemical Group Inc.+                                 8,017
     30,000   Hawkins Inc.                                               448,800
      1,000   KMG Chemicals Inc.                                          10,330
     55,000   Omnova Solutions Inc.+                                     152,900
     70,000   Zep Inc.                                                 1,041,600
                                                                    ------------
                                                                       1,661,647
                                                                    ------------
              TELECOMMUNICATIONS -- 3.3%
      1,000   Ambient Corp.+                                                  32
      1,000   Applied Signal Technology Inc.                              13,660
        175   Consolidated Communications Holdings Inc.                    2,607
     24,000   D&E Communications Inc.                                    213,360
      2,000   Electronic Systems Technology Inc.                           1,320
     42,000   HickoryTech Corp.                                          347,340
         80   Horizon Telecom Inc., Cl. A                                 11,280
        350   Horizon Telecom Inc., Cl. B                                 41,300
      1,400   Lexcom Inc., Cl. B, Non-Voting+                             91,420
     32,000   New Ulm Telecom Inc.                                       340,000
     10,000   PNV Inc.+                                                       17
      2,500   Preformed Line Products Co.                                100,775
     40,000   Radyne Corp.+                                              457,200
     18,000   Shenandoah Telecommunications Co.                          234,360
     33,000   Sycamore Networks Inc.+                                    106,260
        152   Telecorp Escrow Shares (a)                                       0
      2,305   Virgin Media Inc.                                           31,371
                                                                    ------------
                                                                       1,992,302
                                                                    ------------
              TRANSPORTATION -- 0.6%
     19,400   Providence and Worcester Railroad Co.                      389,455
        400   Trailer Bridge Inc.+                                         2,304
                                                                    ------------
                                                                         391,759
                                                                    ------------
              WIRELESS COMMUNICATIONS -- 0.7%
      9,000   Rural Cellular Corp., Cl. A+                               400,590
                                                                    ------------
              TOTAL COMMON STOCKS                                     42,556,209
                                                                    ------------
              PREFERRED STOCKS -- 0.7%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
     15,500   Jungheinrich AG Pfd.                                       431,952
                                                                    ------------

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                               VALUE
-----------                                                         ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              BUSINESS SERVICES -- 0.0%
        150   Interep National Radio Sales
                 Inc., 4.000% Cv. Pfd., Ser. A
                 (a)(b)(c)+                                         $          0
                                                                    ------------
              FOOD AND BEVERAGE -- 0.1%
      2,400   Seneca Foods Corp., Cv. Pfd., Ser. 2003+                    50,400
                                                                    ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS                          50,400
                                                                    ------------
              WARRANTS -- 0.1%
              BROADCASTING -- 0.0%
         64   Granite Broadcasting Corp., Ser.
                 A, expire 06/04/12+                                           3
         64   Granite Broadcasting Corp., Ser.
                 B, expire 06/04/12+                                          16
                                                                    ------------
                                                                              19
                                                                    ------------
              BUSINESS SERVICES -- 0.0%
      1,666   Avalon Digital Marketing Systems
                 Inc., expire 11/11/11+ (a)(b)                                 0
                                                                    ------------
              ENERGY AND UTILITIES: ELECTRIC -- 0.1%
      1,680   British Energy Group plc, expire
                 01/17/10+                                                20,262
     15,000   Corning Natural Gas Corp., expire
                 08/17/11+                                                30,900
                                                                    ------------
                                                                          51,162
                                                                    ------------
              TOTAL WARRANTS                                              51,181
                                                                    ------------

 PRINCIPAL
   AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 29.5%
              U.S. TREASURY BILLS -- 26.7%
$16,390,000   U.S. Treasury Bills,
                 1.132% to 1.961%++, 07/17/08 to
                 10/16/08                                             16,329,171
                                                                    ------------
              U.S. TREASURY NOTES -- 2.8%
  1,675,000   U.S. Treasury Note,
              5.000%, 07/31/08                                         1,678,948
                                                                    ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS                       18,008,119
                                                                    ------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $55,436,162)                                 $ 61,097,861
                                                                    ============
              Aggregate book cost                                   $ 55,436,162
                                                                    ============
              Gross unrealized appreciation                         $ 11,501,834
              Gross unrealized depreciation                           (5,840,135)
                                                                    ------------
              Net unrealized appreciation/depreciation              $  5,661,699
                                                                    ============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $114,206 or 0.19% of total investments.

(b) At June 30, 2008, the Fund held investments in restricted and illiquid securities amounting to $4,685 or 0.01% of total investments, which were valued under methods approved by the Board of Trustees as follows:

                                                                      06/30/08
                                                                      CARRYING
ACQUISITION                             ACQUISITION   ACQUISITION      VALUE
  SHARES      ISSUER                        DATE          COST        PER UNIT
-----------   ------                    -----------   -----------   -----------
      1,666   Avalon Digital Marketing
                Systems Inc., Warrants
                expire 11/11/11 .......    04/03/00            --   $    0.0000
        150   Interep National Radio
                Sales Inc., 4.000% Cv.
                Pfd., Ser. A ..........    05/03/02   $    13,849        0.0000
      2,508   Royalty LLC .............    09/09/03             0        1.8680

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------
               COMMON STOCKS -- 100.0%
               AVIATION: PARTS AND SERVICES -- 2.4%
      72,900   United Technologies Corp.                          $   4,497,930
                                                                  -------------
               BANKING -- 8.5%
     187,933   Citigroup Inc.                                         3,149,757
     130,800   Comerica Inc.                                          3,352,404
     134,084   JPMorgan Chase & Co.                                   4,600,422
     201,700   Wells Fargo & Co.                                      4,790,375
                                                                  -------------
                                                                     15,892,958
                                                                  -------------
               BUSINESS SERVICES -- 5.2%
     118,400   Accenture Ltd., Cl. A                                  4,821,248
     118,100   Automatic Data Processing Inc.                         4,948,390
                                                                  -------------
                                                                      9,769,638
                                                                  -------------
               COMMUNICATIONS EQUIPMENT -- 2.4%
     196,600   Cisco Systems Inc.+                                    4,572,916
                                                                  -------------
               COMPUTER HARDWARE -- 1.7%
      26,800   International Business Machines Corp.                  3,176,604
                                                                  -------------
               COMPUTER SOFTWARE AND SERVICES -- 7.0%
     218,000   EMC Corp.+                                             3,202,420
     177,500   Microsoft Corp.                                        4,883,025
     233,200   Oracle Corp.+                                          4,897,200
                                                                  -------------
                                                                     12,982,645
                                                                  -------------
               CONSUMER PRODUCTS -- 6.6%
      35,400   Colgate-Palmolive Co.                                  2,446,140
      82,000   NIKE Inc., Cl. B                                       4,888,020
      99,580   Philip Morris International Inc.+                      4,918,256
                                                                  -------------
                                                                     12,252,416
                                                                  -------------
               DIVERSIFIED INDUSTRIAL -- 5.0%
     163,300   General Electric Co.                                   4,358,477
      43,200   ITT Corp.                                              2,735,856
      48,400   Textron Inc.                                           2,319,812
                                                                  -------------
                                                                      9,414,145
                                                                  -------------
               ELECTRONICS -- 1.1%
      32,600   MEMC Electronic Materials Inc.+                        2,006,204
                                                                  -------------
               ENERGY: INTEGRATED -- 10.7%
     110,900   Dominion Resources Inc.                                5,266,641
      55,200   Exelon Corp.                                           4,965,792
      77,900   McDermott International Inc.+                          4,821,231
     125,400   PG&E Corp.                                             4,977,126
                                                                  -------------
                                                                     20,030,790
                                                                  -------------
               ENERGY: NATURAL GAS -- 4.0%
      18,906   Apache Corp.                                           2,627,934
      69,900   XTO Energy Inc.                                        4,788,849
                                                                  -------------
                                                                      7,416,783
                                                                  -------------
               ENERGY: OIL -- 11.1%
      52,500   ConocoPhillips                                         4,955,475
      58,500   Exxon Mobil Corp.                                      5,155,605
      48,100   Marathon Oil Corp.                                     2,494,947
      26,835   Murphy Oil Corp.                                       2,631,172
      60,810   Occidental Petroleum Corp.                             5,464,386
                                                                  -------------
                                                                     20,701,585
                                                                  -------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      -------------
               ENTERTAINMENT -- 2.6%
     153,200   The Walt Disney Co.                                $   4,779,840
                                                                  -------------
               FINANCIAL SERVICES -- 13.5%
      88,000   ACE Ltd.                                               4,847,920
      36,000   Arch Capital Group Ltd.+                               2,387,520
      52,700   Franklin Resources Inc.                                4,829,955
      35,500   Hartford Financial Services Group Inc.                 2,292,235
      56,900   Lazard Ltd., Cl. A                                     1,943,135
      89,200   MetLife Inc.                                           4,707,084
     113,000   The Bank of New York Mellon Corp.                      4,274,790
                                                                  -------------
                                                                     25,282,639
                                                                  -------------
               FOOD AND BEVERAGE -- 2.6%
      80,400   General Mills Inc.                                     4,885,908
                                                                  -------------
               HEALTH CARE -- 4.0%
      52,000   Covidien Ltd.                                          2,490,280
      77,600   Johnson & Johnson                                      4,992,784
                                                                  -------------
                                                                      7,483,064
                                                                  -------------
               METALS AND MINING -- 2.7%
      43,900   Freeport-McMoRan Copper & Gold Inc.                    5,144,641
                                                                  -------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.1%
      36,500   ProLogis                                               1,983,775
                                                                  -------------
               RETAIL -- 2.6%
     122,200   CVS Caremark Corp.                                     4,835,454
                                                                  -------------
               TELECOMMUNICATIONS -- 5.2%
     142,700   AT&T Inc.                                              4,807,563
     137,404   Verizon Communications Inc.                            4,864,102
                                                                  -------------
                                                                      9,671,665
                                                                  -------------
               TOTAL COMMON STOCKS                                  186,781,600
                                                                  -------------
               TOTAL INVESTMENTS -- 100.0%
                  (Cost $180,598,486)                             $ 186,781,600
                                                                  =============
               Aggregate book cost                                $ 180,598,486
                                                                  =============
               Gross unrealized appreciation                      $  19,011,155
               Gross unrealized depreciation                        (12,828,041)
                                                                  -------------
               Net unrealized appreciation/depreciation           $   6,183,114
                                                                  =============

----------
+    Non-income producing security.

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
  SHARES                                                                VALUE
----------                                                          ------------
             COMMON STOCKS -- 60.3%
             AVIATION: PARTS AND SERVICES -- 1.5%
    35,000   United Technologies Corp.                              $  2,159,500
                                                                    ------------
             BANKING -- 5.2%
    88,033   Citigroup Inc.                                            1,475,433
    62,700   Comerica Inc.                                             1,607,001
    62,896   JPMorgan Chase & Co.                                      2,157,962
    95,400   Wells Fargo & Co.                                         2,265,750
                                                                    ------------
                                                                       7,506,146
                                                                    ------------
             BUSINESS SERVICES -- 3.2%
    56,300   Accenture Ltd., Cl. A                                     2,292,536
    55,300   Automatic Data Processing Inc.                            2,317,070
                                                                    ------------
                                                                       4,609,606
                                                                    ------------
             COMMUNICATIONS EQUIPMENT -- 1.5%
    93,800   Cisco Systems Inc.+                                       2,181,788
                                                                    ------------
             COMPUTER HARDWARE -- 0.8%
     9,500   International Business Machines Corp.                     1,126,035
                                                                    ------------
             COMPUTER SOFTWARE AND SERVICES -- 4.3%
   103,800   EMC Corp.+                                                1,524,822
    83,300   Microsoft Corp.                                           2,291,583
   114,480   Oracle Corp.+                                             2,404,080
                                                                    ------------
                                                                       6,220,485
                                                                    ------------
             CONSUMER PRODUCTS -- 3.9%
    16,800   Colgate-Palmolive Co.                                     1,160,880
    38,800   NIKE Inc., Cl. B                                          2,312,868
    45,420   Philip Morris International Inc.                          2,243,294
                                                                    ------------
                                                                       5,717,042
                                                                    ------------
             DIVERSIFIED INDUSTRIAL -- 3.1%
    77,000   General Electric Co.                                      2,055,130
    21,590   ITT Corp.                                                 1,367,295
    22,600   Textron Inc.                                              1,083,218
                                                                    ------------
                                                                       4,505,643
                                                                    ------------
             ELECTRONICS -- 0.7%
    15,600   MEMC Electronic Materials Inc.+                             960,024
                                                                    ------------
             ENERGY: INTEGRATED -- 3.4%
    55,000   Dominion Resources Inc.                                   2,611,950
    37,086   McDermott International Inc.+                             2,295,252
                                                                    ------------
                                                                       4,907,202
                                                                    ------------
             ENERGY: NATURAL GAS -- 2.4%
     9,055   Apache Corp.                                              1,258,645
    32,700   XTO Energy Inc.                                           2,240,277
                                                                    ------------
                                                                       3,498,922
                                                                    ------------
             ENERGY: OIL -- 6.7%
    25,000   ConocoPhillips                                            2,359,750
    26,800   Exxon Mobil Corp.                                         2,361,884
    22,330   Marathon Oil Corp.                                        1,158,257
    12,586   Murphy Oil Corp.                                          1,234,057
    29,400   Occidental Petroleum Corp.                                2,641,884
                                                                    ------------
                                                                       9,755,832
                                                                    ------------
             ENTERTAINMENT -- 1.5%
    72,100   The Walt Disney Co.                                       2,249,520
                                                                    ------------

                                                                       MARKET
  SHARES                                                                VALUE
----------                                                          ------------
             FINANCIAL SERVICES -- 8.2%
    41,300   ACE Ltd.                                               $  2,275,217
    16,000   Arch Capital Group Ltd.+                                  1,061,120
    25,100   Franklin Resources Inc.                                   2,300,415
    16,400   Hartford Financial Services Group Inc.                    1,058,948
    29,400   Lazard Ltd., Cl. A                                        1,004,010
    41,800   MetLife Inc.                                              2,205,786
    54,200   The Bank of New York Mellon Corp.                         2,050,386
                                                                    ------------
                                                                      11,955,882
                                                                    ------------
             FOOD AND BEVERAGE -- 1.6%
    37,800   General Mills Inc.                                        2,297,106
                                                                    ------------
             HEALTH CARE -- 2.3%
    24,300   Covidien Ltd.                                             1,163,727
    34,600   Johnson & Johnson                                         2,226,164
                                                                    ------------
                                                                       3,389,891
                                                                    ------------
             METALS AND MINING -- 1.6%
    19,500   Freeport-McMoRan Copper & Gold Inc.                       2,285,205
                                                                    ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.6%
    17,200   ProLogis                                                    934,820
                                                                    ------------
             RETAIL -- 1.5%
    57,100   CVS Caremark Corp.                                        2,259,447
                                                                    ------------
             TELECOMMUNICATIONS -- 3.0%
    61,200   AT&T Inc.                                                 2,061,828
    65,418   Verizon Communications Inc.                               2,315,797
                                                                    ------------
                                                                       4,377,625
                                                                    ------------
             UTILITIES -- 3.3%
    26,300   Exelon Corp.                                              2,365,948
    60,900   PG&E Corp.                                                2,417,121
                                                                    ------------
                                                                       4,783,069
                                                                    ------------
             TOTAL COMMON STOCKS                                      87,680,790
                                                                    ------------

 PRINCIPAL
  AMOUNT
----------

             CORPORATE BONDS -- 10.3%
             BANKING -- 1.7%
$1,250,000   Bank of America Corp.,
                5.375%, 06/15/14                                       1,229,193
 1,125,000   Citigroup Inc.,
                6.500%, 01/18/11                                       1,157,644
                                                                    ------------
                                                                       2,386,837
                                                                    ------------
             COMPUTER HARDWARE -- 0.7%
   950,000   International Business Machines Corp.,
                5.700%, 09/14/17                                         965,884
                                                                    ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.5%
   750,000   Oracle Corp.,
                4.950%, 04/15/13                                         758,048
                                                                    ------------

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
----------                                                          ------------
             CORPORATE BONDS (CONTINUED)
             DIVERSIFIED INDUSTRIAL -- 0.8%
$1,200,000   General Electric Co.,
                5.000%, 02/01/13                                    $  1,209,863
                                                                    ------------
             ELECTRONICS -- 0.5%
  750,000    Koninklijke Philips Electronics NV,
             4.625%, 03/11/13                                            739,522
                                                                    ------------
             ENERGY: NATURAL GAS -- 0.7%
 1,000,000   Apache Corp.,
                5.250%, 04/15/13                                       1,014,048
                                                                    ------------
             ENERGY: OIL -- 1.7%
 1,000,000   Anadarko Petroleum Corp.,
                3.176%, 09/15/09 (a)                                     988,840
   500,000   Marathon Oil Corp.,
                5.900%, 03/15/18                                         495,047
 1,005,000   Occidental Petroleum Corp., MTN,
                4.250%, 03/15/10                                       1,014,443
                                                                    ------------
                                                                       2,498,330
                                                                    ------------
             FINANCIAL SERVICES -- 1.5%
   750,000   ACE INA Holdings Inc.,
                5.600%, 05/15/15                                         723,296
 1,450,000   The Goldman Sachs Group Inc.,
                6.650%, 05/15/09                                       1,478,848
                                                                    ------------
                                                                       2,202,144
                                                                    ------------
             FOOD AND BEVERAGE -- 0.6%
   950,000   Anheuser-Busch Cos. Inc.,
                4.375%, 01/15/13                                         903,406
                                                                    ------------
             RETAIL -- 0.9%
 1,250,000   Wal-Mart Stores Inc.,
                6.875%, 08/10/09                                       1,296,296
                                                                    ------------
             TRANSPORTATION -- 0.7%
 1,000,000   Burlington Northern Santa Fe Corp., Deb.,
                5.650%, 05/01/17                                         979,199
                                                                    ------------
             TOTAL CORPORATE BONDS                                    14,953,577
                                                                    ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.0%
             FEDERAL HOME LOAN BANK -- 2.1%
 1,500,000      4.625%, 11/21/08                                       1,511,939
 1,500,000      5.375%, 05/18/16                                       1,580,719
                                                                    ------------
                                                                       3,092,658
                                                                    ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 7.2%
 1,000,000      1.962%++, 08/25/08                                       996,631
 1,500,000      4.250%, 07/15/09                                       1,520,871
 1,500,000      4.125%, 11/30/09                                       1,524,719
 1,500,000      4.750%, 12/08/10                                       1,547,568
 1,250,000      5.125%, 07/15/12                                       1,307,429
 2,000,000      5.000%, 07/15/14                                       2,072,636
 1,500,000      5.250%, 04/18/16                                       1,563,268
                                                                    ------------
                                                                      10,533,122
                                                                    ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.7%
 1,500,000      2.467%++, 07/23/08                                     1,498,052
 1,500,000      2.081%++, 10/22/08                                     1,488,723
 1,250,000      3.250%, 02/15/09                                       1,253,450
 1,600,000      4.250%, 05/15/09                                       1,619,467
 1,250,000      2.500%, 04/09/10                                       1,237,515
 1,500,000      4.250%, 08/15/10                                       1,530,711
 1,500,000      5.375%, 11/15/11                                       1,579,975
 1,500,000      5.000%, 04/15/15                                       1,552,995

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
----------                                                          ------------
$  775,000      5.375%, 06/12/17                                    $    811,591
                                                                    ------------
                                                                      12,572,479
                                                                    ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                 26,198,259
                                                                    ------------
             U.S. GOVERNMENT OBLIGATIONS -- 11.4%
             U.S. TREASURY BILLS -- 2.1%
 3,000,000   U.S. Treasury Bills, 1.438% to
                1.480%++, 07/17/08 to 10/09/08                         2,991,455
                                                                    ------------
             U.S. TREASURY INFLATION INDEXED NOTES -- 1.2%
 1,500,000      0.875%, 04/15/10                                       1,730,490
                                                                    ------------
             U.S. TREASURY NOTES -- 8.1%
 1,500,000      4.875%, 08/31/08                                       1,507,735
 2,000,000      3.375%, 12/15/08                                       2,012,658
 1,500,000      2.625%, 05/31/10                                       1,501,877
 1,500,000      3.375%, 11/30/12                                       1,507,032
 1,500,000      4.000%, 02/15/15                                       1,542,306
 2,000,000      4.250%, 08/15/15                                       2,078,594
 1,500,000      5.125%, 05/15/16                                       1,635,939
                                                                    ------------
                                                                      11,786,141
                                                                    ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                        16,508,086
                                                                    ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $141,424,441)                                 $145,340,712
                                                                    ============
             Aggregate book cost                                    $141,424,441
                                                                    ============
             Gross unrealized appreciation                          $ 10,307,866
             Gross unrealized depreciation                            (6,391,595)
                                                                    ------------
             Net unrealized appreciation/depreciation               $  3,916,271
                                                                    ============

----------
(a) Floating rate security. The rate disclosed is that in effect at June 30, 2008.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

MTN  Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
----------                                                          ------------
             CORPORATE BONDS -- 37.8%
             BANKING -- 4.8%
$  300,000   Bank of America Corp.,
                5.375%, 06/15/14                                    $    295,006
   225,000   Citigroup Inc.,
                6.500%, 01/18/11                                         231,529
                                                                    ------------
                                                                         526,535
                                                                    ------------
             COMPUTER HARDWARE -- 1.9%
   200,000   International Business Machines Corp.,
                5.700%, 09/14/17                                         203,344
                                                                    ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.4%
   150,000   Oracle Corp.,
                4.950%, 04/15/13                                         151,610
                                                                    ------------
             DIVERSIFIED INDUSTRIAL -- 2.3%
   250,000   General Electric Co.,
                5.000%, 02/01/13                                         252,055
                                                                    ------------
             ELECTRONICS -- 1.8%
   200,000   Koninklijke Philips Electronics NV,
                4.625%, 03/11/13                                         197,206
                                                                    ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 1.9%
   200,000   Apache Corp.,
                5.250%, 04/15/13                                         202,810
                                                                    ------------
             ENERGY AND UTILITIES: OIL -- 5.1%
   200,000   Anadarko Petroleum Corp.,
                3.176%, 09/15/09 (a)                                     197,768
   125,000   Marathon Oil Corp.,
                5.900%, 03/15/18                                         123,762
   225,000   Occidental Petroleum Corp., MTN,
                4.250%, 03/15/10                                         227,114
                                                                    ------------
                                                                         548,644
                                                                    ------------
             FINANCIAL SERVICES -- 11.5%
   175,000   ACE INA Holdings Inc.,
                5.600%, 05/15/15                                         168,769
   200,000   American Express Credit Corp., MTN,
               2.631%, 06/16/11 (a)                                      189,973
   260,000   International Bank for Reconstruction & Development,
                8.625%, 10/15/16                                         333,230
   275,000   Merrill Lynch & Co. Inc., MTN, Series C,
                5.000%, 01/15/15                                         250,918
   300,000   The Goldman Sachs Group Inc.,
                6.650%, 05/15/09                                         305,968
                                                                    ------------
                                                                       1,248,858
                                                                    ------------
             FOOD AND BEVERAGE -- 2.2%
   250,000   Anheuser-Busch Cos. Inc.,
                4.375%, 01/15/13                                         237,738
                                                                    ------------
             RETAIL -- 1.9%
   200,000   Wal-Mart Stores Inc.,
                6.875%, 08/10/09                                         207,407
                                                                    ------------
             TRANSPORTATION -- 3.0%
   200,000   Burlington Northern Santa Fe Corp., Deb.,
                5.650%, 05/01/17                                         195,840

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
----------                                                          ------------
$  125,000   CSX Corp.,
                6.250%, 04/01/15                                    $    125,595
                                                                    ------------
                                                                         321,435
                                                                    ------------
             TOTAL CORPORATE BONDS                                     4,097,642
                                                                    ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.0%
             FEDERAL HOME LOAN BANK -- 4.1%
   175,000      3.875%, 01/15/10                                         177,340
   250,000      5.375%, 05/18/16                                         263,454
                                                                    ------------
                                                                         440,794
                                                                    ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 4.7%
   250,000      3.625%, 09/15/08                                         250,538
   250,000      5.125%, 07/15/12                                         261,486
                                                                    ------------
                                                                         512,024
                                                                    ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.1%
   350,000      2.467%++, 07/23/08                                       349,478
   250,000      1.803%++, 10/22/08                                       248,120
   250,000      4.250%, 05/15/09                                         253,042
   300,000      2.500%, 04/09/10                                         297,004
   250,000      4.250%, 08/15/10                                         255,118
   350,000      5.375%, 11/15/11                                         368,661
   275,000      5.375%, 06/12/17                                         287,984
   116,950   Pool #745122,
                5.500%, 09/01/20                                         118,611
   118,802   Pool #255554,
                5.500%, 01/01/35                                         117,593
                                                                    ------------
                                                                       2,295,611
                                                                    ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.1%
    69,852   Pool #562288,
                6.000%, 12/15/33                                          71,200
   124,921   Pool #604946,
                5.500%, 01/15/34                                         124,742
   108,759   Pool #604970,
                5.500%, 01/15/34                                         108,603
   152,606   Pool #003747,
                5.000%, 08/20/35                                         147,712
   209,127   Pool #550728,
                5.500%, 11/15/35                                         208,695
                                                                    ------------
                                                                         660,952
                                                                    ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                  3,909,381
                                                                    ------------
             U.S. GOVERNMENT OBLIGATIONS -- 26.2%
             U.S. TREASURY BILLS -- 4.8%
   525,000   U.S. Treasury Bills, 1.438% to
                1.480%++, 07/17/08 to 10/09/08                           523,339
                                                                    ------------
             U.S. TREASURY BONDS -- 10.7%
   250,000      7.125%, 02/15/23                                         320,156
   300,000      6.125%, 11/15/27                                         358,852
   275,000      5.500%, 08/15/28                                         306,990
   150,000      5.375%, 02/15/31                                         166,711
                                                                    ------------
                                                                       1,152,709
                                                                    ------------
             U.S. TREASURY INFLATION INDEXED NOTES -- 2.9%
   275,000      0.875%, 04/15/10                                         317,256
                                                                    ------------

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
----------                                                          ------------
             U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
             U.S. TREASURY NOTES -- 7.8%
$  300,000     4.250%, 08/15/15                                     $    311,789
   250,000     5.125%, 05/15/16                                          272,657
   275,000     3.500%, 02/15/18                                          264,795
                                                                    ------------
                                                                         849,241
                                                                    ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                         2,842,545
                                                                    ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $10,783,959)                                  $ 10,849,568
                                                                    ============
             Aggregate book cost                                    $ 10,783,959
                                                                    ============
             Gross unrealized appreciation                          $    193,655
             Gross unrealized depreciation                              (128,046)
                                                                    ------------
             Net unrealized appreciation/depreciation               $     65,609
                                                                    ============

----------
(a)  Floating rate security.  The rate disclosed is that in effect at June
     30, 2008.

++   Represents annualized yield at date of purchase.

MTN  Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
  SHARES                                                                VALUE
----------                                                          ------------
             COMMON STOCKS -- 95.5%
             AEROSPACE -- 4.9%
     6,599   Kaman Corp.                                            $    150,194
     2,500   Moog Inc., Cl. A+                                            93,100
     2,547   Teledyne Technologies Inc.+                                 124,268
                                                                    ------------
                                                                         367,562
                                                                    ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
     8,000   Midas Inc.+                                                 108,000
                                                                    ------------
             BUSINESS SERVICES -- 12.9%
     9,219   Deluxe Corp.                                                164,283
    21,193   Edgewater Technology Inc.+                                  101,938
    13,281   Federal Signal Corp.                                        159,372
     8,266   Intermec Inc.+                                              174,247
     3,500   The Brink's Co.                                             228,970
     3,400   URS Corp.+                                                  142,698
                                                                    ------------
                                                                         971,508
                                                                    ------------
             COMPUTER HARDWARE -- 1.6%
     3,282   MTS Systems Corp.                                           117,758
                                                                    ------------
             COMPUTER SOFTWARE AND SERVICES -- 7.4%
    19,700   Lawson Software Inc.+                                       143,219
     4,500   ManTech International Corp., Cl. A+                         216,540
    24,417   Tier Technologies Inc., Cl. B+                              195,580
                                                                    ------------
                                                                         555,339
                                                                    ------------
             CONSUMER PRODUCTS -- 7.7%
     6,600   Alberto-Culver Co.                                          173,382
    14,971   Kimball International Inc., Cl. B                           123,960
     5,111   Steinway Musical Instruments Inc.+                          134,930
     3,300   The Warnaco Group Inc.+                                     145,431
                                                                    ------------
                                                                         577,703
                                                                    ------------
             DIVERSIFIED INDUSTRIAL -- 13.3%
     3,256   Barnes Group Inc.                                            75,181
     6,910   Columbus McKinnon Corp.+                                    166,393
    17,140   Griffon Corp.+                                              150,147
    10,000   Hawk Corp., Cl. A+                                          186,000
     4,404   Kennametal Inc.                                             143,350
    38,223   Magnetek Inc.+                                              161,683
     2,185   Texas Industries Inc.                                       122,644
                                                                    ------------
                                                                       1,005,398
                                                                    ------------
             ELECTRONICS -- 3.2%
    11,077   LeCroy Corp.+                                                98,807
     6,600   OSI Systems Inc.+                                           141,372
                                                                    ------------
                                                                         240,179
                                                                    ------------
             ENERGY AND UTILITIES -- 4.0%
     4,500   ALLETE Inc.                                                 189,000
     2,584   PICO Holdings Inc.+                                         112,275
                                                                    ------------
                                                                         301,275
                                                                    ------------
             EQUIPMENT AND SUPPLIES -- 8.6%
     4,200   Northwest Pipe Co.+                                         234,360
     2,426   Powell Industries Inc.+                                     122,295
     3,250   Tennant Co.                                                  97,727
     3,554   The Toro Co.                                                118,242

                                                                       MARKET
  SHARES                                                                VALUE
----------                                                          ------------
     5,000   Thermadyne Holdings Corp.+                             $     73,950
                                                                    ------------
                                                                         646,574
                                                                    ------------
             FINANCIAL SERVICES -- 6.0%
     7,200   Boston Private Financial Holdings Inc.                       40,824
     5,408   Hilb Rogal & Hobbs Co.                                      235,032
     5,100   Stifel Financial Corp.+                                     175,389
                                                                    ------------
                                                                         451,245
                                                                    ------------
             FOOD AND BEVERAGE -- 3.5%
     5,100   J & J Snack Foods Corp.                                     139,791
    19,438   Triarc Cos. Inc., Cl. A                                     124,403
                                                                    ------------
                                                                         264,194
                                                                    ------------
             HEALTH CARE -- 9.9%
    18,900   Five Star Quality Care Inc.+                                 89,397
    12,800   Home Diagnostics Inc.+                                      115,968
     6,850   K-V Pharmaceutical Co., Cl. A+                              132,410
     8,625   Rochester Medical Corp.+                                     89,873
     4,000   SurModics Inc.+                                             179,360
     3,194   West Pharmaceutical Services Inc.                           138,236
                                                                    ------------
                                                                         745,244
                                                                    ------------
             HOTELS AND GAMING -- 1.7%
     3,000   Orient-Express Hotels Ltd., Cl. A                           130,320
                                                                    ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     4,700   Lexington Realty Trust                                       64,061
                                                                    ------------
             SPECIALTY CHEMICALS -- 6.0%
     6,619   Ferro Corp.                                                 124,172
     2,199   FMC Corp.                                                   170,291
     6,975   H.B. Fuller Co.                                             156,519
                                                                    ------------
                                                                         450,982
                                                                    ------------
             TELECOMMUNICATIONS -- 2.6%
     9,900   HickoryTech Corp.                                            81,873
    10,000   Radyne Corp.+                                               114,300
                                                                    ------------
                                                                         196,173
                                                                    ------------
             TOTAL COMMON STOCKS                                       7,193,515
                                                                    ------------

 PRINCIPAL
  AMOUNT
----------
             U.S. GOVERNMENT OBLIGATIONS -- 4.5%
$  340,000   U.S. Treasury Bills, 1.874% to
                1.895%++, 08/28/08 to 09/18/08                           338,701
                                                                    ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $8,066,526)                                   $  7,532,216
                                                                    ============
             Aggregate book cost                                    $  8,066,526
                                                                    ============
             Gross unrealized appreciation                          $    737,793
             Gross unrealized depreciation                            (1,272,103)
                                                                    ------------
             Net unrealized appreciation/depreciation               $   (534,310)
                                                                    ============

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
  SHARES                                                                VALUE
----------                                                          ------------
             COMMON STOCKS -- 66.8%
             BANKING -- 9.2%
     9,000   Bank of America Corp.                                  $    214,830
     5,000   Citigroup Inc.                                               83,800
     3,000   HSBC Holdings plc, ADR                                      230,100
     9,000   U.S. Bancorp                                                251,010
     3,150   Valley National Bancorp                                      49,675
                                                                    ------------
                                                                         829,415
                                                                    ------------
             BUSINESS SERVICES -- 6.0%
     6,000   Deluxe Corp.                                                106,920
     8,500   Macquarie Infrastucture Co. LLC                             214,965
     7,000   Paychex Inc.                                                218,960
                                                                    ------------
                                                                         540,845
                                                                    ------------
             DIVERSIFIED INDUSTRIAL -- 2.4%
     8,000   General Electric Co.                                        213,520
                                                                    ------------
             ELECTRONICS -- 1.9%
     8,000   Intel Corp.                                                 171,840
                                                                    ------------
             ENERGY AND UTILITIES: INTEGRATED -- 4.0%
     1,000   BP plc, ADR                                                  69,570
     4,000   Integrys Energy Group Inc.                                  203,320
     1,000   National Oilwell Varco Inc.+                                 88,720
                                                                    ------------
                                                                         361,610
                                                                    ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.7%
     8,500   Spectra Energy Corp.                                        244,290
                                                                    ------------
             ENERGY AND UTILITIES: OIL -- 5.4%
     2,000   Chevron Corp.                                               198,260
     3,000   ConocoPhillips                                              283,170
                                                                    ------------
                                                                         481,430
                                                                    ------------
             ENERGY AND UTILITIES: SERVICES -- 3.5%
     6,000   Halliburton Co.                                             318,420
                                                                    ------------
             FINANCIAL SERVICES -- 7.9%
     4,500   AllianceBernstein Holding LP                                246,060
     1,000   American International Group Inc.                            26,460
     5,000   Federal National Mortgage Association                        97,550
     9,000   H&R Block Inc.                                              192,600
     6,000   Wells Fargo & Co.                                           142,500
                                                                    ------------
                                                                         705,170
                                                                    ------------
             FOOD AND BEVERAGE -- 7.0%
     7,000   ConAgra Foods Inc.                                          134,960
     4,761   General Mills Inc.                                          289,326
     7,000   Kraft Foods Inc., Cl. A                                     199,150
                                                                    ------------
                                                                         623,436
                                                                    ------------
             HEALTH CARE -- 5.1%
    15,000   Pfizer Inc.                                                 262,050
     4,000   Wyeth                                                       191,840
                                                                    ------------
                                                                         453,890
                                                                    ------------
             PAPER AND FOREST PRODUCTS -- 1.6%
     6,000   International Paper Co.                                     139,800
                                                                    ------------
             RETAIL -- 1.3%
     5,000   The Home Depot Inc.                                         117,100
                                                                    ------------

                                                                       MARKET
  SHARES                                                                VALUE
----------                                                          ------------
             SPECIALTY CHEMICALS -- 2.2%
     4,500   E.I. du Pont de Nemours & Co.                          $    193,005
                                                                    ------------
             TELECOMMUNICATIONS -- 6.6%
     5,000   AT&T Inc.                                                   168,450
     3,000   Embarq Corp.                                                141,810
     8,000   Verizon Communications Inc.                                 283,200
                                                                    ------------
                                                                         593,460
                                                                    ------------
             TOTAL COMMON STOCKS                                       5,987,231
                                                                    ------------
             PREFERRED STOCKS -- 10.3%
             BROADCASTING -- 2.3%
     9,000   CBS Corp., 7.250% Pfd.                                      206,190
                                                                    ------------
             FINANCIAL SERVICES -- 8.0%
    12,000   Bank One Capital Trust VI, 7.200% Pfd.                      280,800
     3,000   Federal National Mortgage
                Association, 7.000% Pfd., Ser. O (a)                     142,219
     6,300   General Electric Capital Corp.,
                5.875% Pfd.                                              153,468
     5,900   Wells Fargo Capital Trust IV,
                7.000% Pfd.                                              141,246
                                                                    ------------
                                                                         717,733
                                                                    ------------
             TOTAL PREFERRED STOCKS                                      923,923
                                                                    ------------
             CONVERTIBLE PREFERRED STOCKS -- 1.7%
             FINANCIAL SERVICES -- 1.7%
       500   Alleghany Corp., 5.750% Cv. Pfd.                            154,420
                                                                    ------------

 PRINCIPAL
  AMOUNT
----------
             CORPORATE BONDS -- 7.5%
             ENERGY AND UTILITIES: OIL -- 3.3%
$  300,000   Anadarko Petroleum Corp.,
                3.176%, 09/15/09 (a)                                     296,652
                                                                    ------------
             FINANCIAL SERVICES -- 2.6%
   250,000   American Express Credit Corp., MTN,
                2.631%, 06/16/11 (a)                                     237,466
                                                                    ------------
             METALS AND MINING -- 1.6%
   140,000   Freeport-McMoRan Copper & Gold Inc.,
                5.883%, 04/01/15 (a)                                     141,556
                                                                    ------------
             TOTAL CORPORATE BONDS                                       675,674
                                                                    ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.8%
             FEDERAL HOME LOAN BANK -- 6.2%
   550,000      4.625%, 11/21/08                                         554,377
                                                                    ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 5.6%
   500,000      3.625%, 09/15/08                                         501,077
                                                                    ------------
             TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                                             1,055,454
                                                                    ------------
             U.S. GOVERNMENT OBLIGATIONS -- 1.9%
   174,000   U.S. Treasury Bill, 1.925%++,
                09/11/08                                                 173,419
                                                                    ------------

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - JUNE 30, 2008 (UNAUDITED)

                                                        `              MARKET
                                                                        VALUE
                                                                    ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $10,321,166)                                  $  8,970,121
                                                                    ============
             Aggregate book cost                                    $ 10,321,166
                                                                    ============
             Gross unrealized appreciation                          $    264,234
             Gross unrealized depreciation                            (1,615,279)
                                                                    ------------
             Net unrealized appreciation/depreciation               $ (1,351,045)
                                                                    ============

----------
(a) Floating rate security. The rate disclosed is that in effect at June 30, 2008.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

MTN  Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., formerly known as Gabelli Advisers, Inc.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

In September 2006, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Funds' financial statement disclosures.

2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2007:

    EXPIRING IN      MIGHTY MITES(SM)   EQUITY    BALANCED      INTERMEDIATE     SMALLCAP EQUITY    INCOME
    FISCAL YEAR           FUND           FUND       FUND         BOND FUND            FUND           FUND
  ----------------- ------------------ --------- ------------ ----------------- ------------------ ---------
        2010                -             -           -                -           $1,997,993           -
        2011                -             -           -                -            4,845,486           -
        2012                -             -           -                -                    -           -
        2013                -             -           -                -                    -           -
        2014                -             -           -          $ 3,903                    -           -
        2015                -             -           -           13,018                    -           -

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The GAMCO Westwood Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       August 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       August 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       August 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.